UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2010

Date of reporting period:  July 31, 2010

Item 1. Schedule of Investments.

Commodity Trends Strategy Fund
Consolidated Schedule of Investments
July 31, 2010 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 103.2%
MONEY MARKET FUNDS - 103.2%
28,388,053	Fidelity Institutional Government Portfolio, 0.08%(a)		$28,388,053
28,388,052	Fidelity Institutional Money Market Portfolio, 0.24%(a)		28,388,052
28,388,052	Goldman Sachs Financial Square Federal Fund, 0.05%(a)		28,388,052
73,052,510	Goldman Sachs Financial Square Government Fund, 0.10%(a)(b)		73,052,510
28,388,052	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05%(a)		28,388,052
	TOTAL SHORT TERM INVESTMENTS (Cost $186,604,719)		$186,604,719

	Total Investments (Cost $186,604,719) - 103.2%		$186,604,719
	Liabilities in Excess of Other Assets - (3.2)%		(5,836,914)
	TOTAL NET ASSETS - 100.0%		$180,767,805

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at July 31, 2010.
(b) $44,521,637 of this security is held as collateral for swap contracts.

Commodity Trends Strategy Fund
Long Equity Swap Contracts
July 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Bank of America Merrill Lynch	AFT Commodity Trends Indicator	105,611	$ 206,515,974	2/3/2011	$ (41,263,552)
Bank of America Merrill Lynch	AFT Commodity Trends Indicator	2,589	4,999,359	2/18/2011	(944,601)
Bank of America Merrill Lynch	AFT Commodity Trends Indicator	5,625	9,999,787	3/7/2011	(1,178,596)
		113,825	$ 221,515,120		$ (43,386,749)

Financial Trends Strategy Fund
Schedule of Investments
July 31, 2010 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 99.5%
MONEY MARKET FUNDS - 99.5%
2,847,275	Fidelity Institutional Government Portfolio, 0.08% (a)		$2,847,275
2,847,275	Fidelity Institutional Money Market Portfolio, 0.24% (a)		2,847,275
2,847,274	Goldman Sachs Financial Square Federal Fund, 0.05% (a)		2,847,274
8,341,238	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)		8,341,238
2,847,274	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05% (a)		2,847,274
	TOTAL SHORT TERM INVESTMENTS (Cost $19,730,336)		$19,730,336

	TOTAL INVESTMENTS (Cost $19,730,336) - 99.5%		$19,730,336
	Other Assets in Excess of Liabilities - 0.5%		101,318
	TOTAL NET ASSETS - 100.0%		$19,831,654

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at July 31, 2010.
(b) $5,493,964 of this security is held as collateral for swap contracts.

Financial Trends Strategy Fund
Long Equity Swap Contracts
July 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Bank of America Merrill Lynch	AFT Financial Trends Indicator	15,451	$ 17,101,785	2/3/2011	$ 308,557
Bank of America Merrill Lynch	AFT Financial Trends Indicator	1,361	1,499,727	2/10/2011	34,012
Bank of America Merrill Lynch	AFT Financial Trends Indicator	1,533	1,699,548	5/5/2011	33,218
		18,345	$ 20,301,060		$ 375,786

Direxion/Wilshire Dynamic Fund
Schedule of Investments
July 31, 2010 (Unaudited)

Shares			Value
EXCHANGE TRADED NOTES - 2.1%
7,981	iPATH Dow Jones-UBS Commodity Index Total Return Index ETN (a)		$321,954
	TOTAL EXCHANGE TRADED NOTES (Cost $290,231)		$321,954

INVESTMENT COMPANIES - 32.2%
2,415	iShares Barclays 7-10 Year Treasury Bond Fund		232,589
7,212	iShares Barclays TIPS Bond Fund		767,140
7,629	iShares MSCI Emerging Markets Index Fund		315,841
39,438	iShares MSCI Japan Index Fund		379,788
5,916	iShares MSCI Pacific ex-Japan Index Fund		236,817
35,942	iShares MSCI United Kingdom Index Fund		553,147
3,278	iShares Russell 2000 Growth Index Fund		232,082
3,842	iShares Russell 2000 Value Index Fund		233,440
26,290	iShares S&P Europe 350 Index Fund		937,239
11,819	SPDR Barclays Capital High Yield Bond ETF		466,023
5,545	SPDR Barclays Capital International Treasury Bond ETF		315,899
5,689	SPDR Dow Jones REIT ETF		318,982
	TOTAL INVESTMENT COMPANIES (Cost $4,079,320)		$4,988,987

Shares
SHORT TERM INVESTMENTS - 68.8%
MONEY MARKET FUNDS - 68.8%
1,842,687	Fidelity Institutional Government Portfolio, 0.08% (b)		$1,842,687
1,842,687	Fidelity Institutional Money Market Portfolio, 0.24% (b)		1,842,687
1,842,687	Goldman Sachs Financial Square Federal Fund, 0.05% (b)		1,842,687
3,292,687	Goldman Sachs Financial Square Government Fund, 0.10% (b)(c)		3,292,687
1,842,687	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05% (b)		1,842,687
	TOTAL SHORT TERM INVESTMENTS (Cost $10,663,435)		$10,663,435

	TOTAL INVESTMENTS (Cost $15,032,986) - 103.1%		$15,974,376
	Liabilities in Excess of Other Assets - (3.1)%		(479,749)
	TOTAL NET ASSETS - 100.0%		$15,494,627

Percentages are stated as a percent of net assets.
(a) Non income producing.
(b) Represents annualized seven-day yield at July 31, 2010.
(c) $1,450,000 of this security is held as collateral for swap contracts.

Direxion/Wilshire Dynamic Fund
Long Equity Swap Contracts
July 31, 2010 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	iShares Barclays Aggregate Bond Fund	49,973	$ 5,209,027	9/3/2010	$ 272,369
Credit Suisse Capital, LLC	iShares Russell 1000 Growth Index Fund	47,141	2,183,330	9/3/2010	159,082
Credit Suisse Capital, LLC	iShares Russell 1000 Value Index Fund	40,039	2,215,502	9/3/2010	125,929
		137,153	$ 9,607,859		$ 557,380

Direxion Long/Short Global IPO Fund
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 25.9%
Chemical Manufacturing - 1.0%
75,000	Ruinian International Limited (China) (a)	$49,244

Computer and Electronic Product Manufacturing - 1.3%
45,000	O-Net Communications Group Ltd. (China) (a)	20,509
2,824	SMART Technologies, Inc. (Canada) (a)	43,461
		63,970
Credit Intermediation and Related Activities - 3.2%
200,000	Agricultural Bank of China (China) (a)	90,119
2,500	CBOE Holdings Inc. (a)	66,500
		156,619
Electrical Equipment, Appliance, and Component Manufacturing - 0.8%
150,000	Chaowei Power Holdings Ltd. (China) (a)	40,747

Health & Personal Care Stores - 1.4%
30,000	L'Occitane International SA (Luxembourg) (a)	65,658

Machinery Manufacturing - 0.4%
2,000	Fabrinet (a)	20,320

Mining (Except Oil and Gas) - 2.0%
3,500	Molycorp, Inc. (a)	43,190
3,000	Oxford Resource Partners LP (a)	54,690
		97,880
Miscellaneous Manufacturing - 1.1%
110,000	Trauson Holdings Company Ltd. (China) (a)	51,407

Nonstore Retailers - 0.3%
5,000	Ocado Group PLC (United Kingdom) (a)	13,102

Nursing and Residential Care Facilities - 0.9%
25,000	Life Healthcare Group Holdings Pte Ltd. (South Africa) (a)	45,543

Oil and Gas Extraction - 0.7%
1,000	MEG Energy Corp. (Canada) (a)	33,706

Primary Metal Manufacturing - 0.8%
5,000	Noranda Aluminum Holding Corp. (a)	39,600

Professional, Scientific and Technical Services - 5.7%
1,000	Camelot Information Systems, Inc. ADR (China) (a)	10,680
155,000	China ITS Holdings Company Ltd. (China) (a)	77,824
1,000	Dynavox, Inc. (a)	15,500
5,000	Envestment, Inc. (a)	50,300
1,800	Global Geophysical Services, Inc. (a)	13,032
2,000	hiSoft Technology International Ltd. ADR (China) (a)	24,000
5,900	QLIK Technologies, Inc. (a)	84,783
		276,119
Publishing Industries (Except Internet) - 0.7%
3,700	BroadSoft Inc. (a)	32,005

Securities, Commodity Contracts, and Other Financial Investments and Related Activities -0.6%
2,000	Financial Engines, Inc. (a)	29,300

Telecommunications - 1.0%
1,900	Mitel Networks Corp. (Canada) (a)	17,613
4,000	Motricity, Inc. (a)	32,080
		49,693
Transportation Equipment Manufacturing - 1.6%
4,000	Tesla Motors, Inc. (a)	79,760

Utilities - 2.4%
5,000	Ameresco, Inc. (a)	50,000
8,237	Renova Energia SA (Brazil) (a)	66,690
		116,690
	TOTAL COMMON STOCKS (Cost $1,254,823)	$1,261,363

Shares			Value
SHORT TERM INVESTMENTS - 74.8%
MONEY MARKET FUNDS - 74.8%
219,928	Fidelity Institutional Government Portfolio, 0.08% (b)		$219,928
219,928	Fidelity Institutional Money Market Portfolio, 0.24% (b)		219,928
219,928	Goldman Sachs Financial Square Federal Fund, 0.05% (b)		219,928
2,769,929	Goldman Sachs Financial Square Government Fund, 0.10% (b)(c)		2,769,929
219,928	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05% (b)		219,928
	TOTAL SHORT TERM INVESTMENTS (Cost $3,649,641)		$3,649,641

	TOTAL INVESTMENTS (Cost $4,904,464) - 100.7%		$4,911,004
	Liabilities in Excess of Other Assets - (0.7)%		(35,356)
	TOTAL NET ASSETS - 100.0%		$4,875,648

Percentages are stated as a percent of net assets.
(a) Non income producing
(b) Represents annualized seven-day yield at July 31, 2010.
(c) $2,550,000 of this security is held as collateral for swap contracts.

	Concentration By Country

	Country	% of Net Assets
	United States of America	87.4
	China	7.5
	Canada	1.9
	Brazil	1.4
	Luxembourg	1.3
	South Africa	0.9
	United Kingdom	0.3

	Direxion Long/Short Global IPO Fund
	Long Equity Swap Contracts
	July 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	IPOX Global L/S (USD/TR)	10,445	$ 5,024,061	9/6/2011	$ (43,870)

	Direxion Long/Short Global IPO Fund
	Short Equity Swap Contracts
	July 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	IPOX Global L/S (USD/TR)	9,734	$ 4,945,692	9/6/2011	$ (39,226)

	Direxion Long/Short Global IPO Fund
	Futures Contracts
	July 31, 2010 (Unaudited)

			Unrealized
Contracts			Depreciation
1	S&P 500 Index
	Expiring September 2010 (Underlying Notional Amount at Market Value $274,500)		$(354)

VALUATION MEASUREMENTS

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of July 31, 2010:

Commodity Trends Strategy Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$186,604,719	$-	$-	$186,604,719
Other Financial Instruments*	$-	$(43,386,749)	$-	$(43,386,749)

Financial Trends Strategy Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$19,730,336	$-	$-	$19,730,336
Other Financial Instruments*	$-	$375,786	$-	$375,786

Direxion/Wilshire Dynamic Fund
Asset Class	Level 1	Level 2	Level 3	Total
Debt Securities	$321,954	$-	$-	$321,954
Investment Companies	$4,988,987	$-	$-	$4,988,987
Short-Term Investments	$10,663,435	$-	$-	$10,663,435
Other Financial Instruments*	$-	$557,380	$-	$557,380

Direxion Long/Short Global IPO Fund
Asset Class	Level 1	Level 2	Level 3	Total
Equity Securities1	$1,261,363	$-	$-	$1,261,363
Short-Term Investments	$3,649,641	$-	$-	$3,649,641
Other Financial Instruments*	$(354)	$(83,096)	$-	$(83,450)

1 The Equity Securities Level 1 balance consists of the market value of the associated Level 1investments in the following economic sector:

Manufacturing	$345,048
Professional, Scientific and Technical Services	276,119
Finance and Insurance	185,919
Mining, Quarrying and Oil and Gas Extraction	131,586
Utilities	116,690
Information	81,698
Retail Trade	78,760
Health Care and Social Assistance	45,543
	$1,261,363

For further detail on each asset class, see Schedule of Investments.

* Other financial instruments are derivative instruments, such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows*:

	Commodity Trends Strategy Fund	Financial Trends Strategy Fund
Cost of investments	$186,604,719	$19,790,336
Gross unrealized appreciation	0	0
Gross unrealized depreciation	(0)	(0)
Net unrealized appreciation/(depreciation)	$0	$0

	Direxion/Wilshire Dynamic Fund	Direxion Long/Short Global IPO Fund
Cost of investments	$15,044,016	$4,904,464
Gross unrealized appreciation	1,005,320	304,896
Gross unrealized depreciation	(74,960)	(298,356)
Net unrealized appreciation/(depreciation)	$930,360	$6,540

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Funds

By (Signature and Title)/s/ Daniel D. O’Neill
                                                Daniel D. O’Neill, President

Date   9/21/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Daniel D. O’Neill
                                                  Daniel D. O’Neill, President

Date  9/21/2010

By (Signature and Title)*  /s/ Patrick J. Rudnick
                                                    Patrick J. Rudnick, Principal Financial Officer

Date   9/21/2010

* Print the name and title of each signing officer under his or her signature.